Financial Instruments And Risk Management - Summary of Detailed Information About Significant Undiscounted Commitments (Detail) $ in Thousands	Dec. 31, 2024 CAD ($)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	$ 478,661
Less than 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	478,542
1 to 3 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	119
4 to 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0
Over 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0
Trade And Other Payables [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	21,402
Trade And Other Payables [member] | Less than 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	21,402
Trade And Other Payables [member] | 1 to 3 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0
Trade And Other Payables [member] | 4 to 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0
Trade And Other Payables [member] | Over 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0
Convertible debentures [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	455,783
Convertible debentures [member] | Less than 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	455,783
Convertible debentures [member] | 1 to 3 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0
Convertible debentures [member] | 4 to 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0
Convertible debentures [member] | Over 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0
Lease Liabilities [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	1,476
Lease Liabilities [member] | Less than 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	1,357
Lease Liabilities [member] | 1 to 3 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	119
Lease Liabilities [member] | 4 to 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0
Lease Liabilities [member] | Over 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	$ 0